Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 153,738	$ 164,818
Marketable securities		1,411
Accounts receivable, net of allowance of $1,633 and $1,582, respectively	118,931	114,805
Net investment in finance leases, net of allowance of $191 and $252, respectively	130,681	130,913
Container leaseback financing receivable, net of allowance of $48 and $62, respectively	59,519	53,652
Trading containers	6,651	4,848
Containers held for sale	40,261	31,637
Prepaid expenses and other current assets	8,100	16,703
Due from affiliates, net	3,040	2,758
Total current assets	520,921	521,545
Restricted cash	102,336	102,591
Containers, net of accumulated depreciation of $2,092,858 and $2,029,667, respectively	4,182,242	4,365,124
Net investment in finance leases, net of allowance of $701 and $1,027, respectively	1,624,264	1,689,123
Container leaseback financing receivable, net of allowance of $15 and $52, respectively	834,809	770,980
Derivative instruments	146,994	149,244
Deferred taxes	1,165	1,135
Other assets	22,425	13,492
Total assets	7,435,156	7,613,234
Current liabilities:
Accounts payable and accrued expenses	21,363	24,160
Container contracts payable	72,618	6,648
Other liabilities	5,667	5,060
Due to container investors, net	14,879	16,132
Debt, net of unamortized costs of $7,607 and $7,938, respectively	392,720	377,898
Total current liabilities	507,247	429,898
Debt, net of unamortized costs of $22,619 and $26,946, respectively	4,872,129	5,127,021
Derivative instruments	475
Income tax payable	13,889	13,196
Deferred taxes	16,055	13,105
Other liabilities	31,578	33,725
Total liabilities	5,441,373	5,616,945
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 60,060,224 shares issued and 41,336,704 shares outstanding at June 30, 2023; 59,943,282 shares issued and 43,634,655 shares outstanding at December 31, 2022	601	599
Treasury shares, at cost, 18,723,520 and 16,308,627 shares, respectively	(421,656)	(337,551)
Additional paid-in capital	447,886	442,154
Accumulated other comprehensive income	144,665	147,350
Retained earnings	1,522,287	1,443,737
Total shareholders’ equity	1,993,783	1,996,289
Total liabilities and shareholders' equity	$ 7,435,156	$ 7,613,234